Note 3 - Acquisition (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Cash and cash equivalents	$6,092
Restricted stock	472
Loans, including loans held for sale	98,804
Premises and equipment	2,483
Core deposit intangible asset	493
Other real estate owned	141
Other assets, including accrued interest receivable	5,342

Total assets acquired	113,827

Deposits	95,545
Other liabilities	2,661

Total liabilities assumed	98,206

Net identifiable assets	15,621

Estimated goodwill	15,131

Total cash paid	$30,752